Convertible Preferred Stock and Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
9. Preferred Stock and Stockholders’ Equity (Deficit)
Preferred Stock
In April 2019,
Old
 eFFECTOR issued an aggregate of
3,836,997
shares of Series C Convertible Preferred Stock to existing investors (the “Series C Investors”) at a price of $
5.33
per share for gross proceeds of $
20.4
 million in cash under an amended Series C Preferred Stock Purchase Agreement (“Series C Closing”).
In April 2019, prior to the completion of the Series C Closing, the existing Series C investors agreed to amend the Series C Preferred Stock Purchase Agreement (“Amendment”) to include a provision that automatically converts all classes of preferred shares held by a Series C investor who did not participate in the Series C Closing into common shares on a
10:1
basis. As a result of this Amendment and subsequent completion of the Series C Closing,
2,493,021
shares of Series A Convertible Preferred Stock,
916,629
shares of Series B Convertible Preferred Stock and
258,805
shares of Series C Convertible Preferred Stock held by a
non-participating
investor were converted into
366,845
shares of common stock and were accounted for as a preferred stock extinguishment because the original conversion terms of the Series A Convertible Preferred Stock, the Series B Convertible Preferred stock, and the Series C Convertible Preferred Stock were changed substantively. Accordingly, the Company removed the carrying value of the converted shares of convertible preferred stock, and recorded the shares of common stock that were issued upon conversion at fair value. The $
15.5
million difference in the carrying value of the convertible preferred stock and the fair value of the common stock was recorded as an adjustment to accumulated deficit upon completion of the conversion and also is reflected as an adjustment to net loss attributable to common stockholders.
Upon closing of the Business Combination transaction, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 100,000,000 shares of preferred stock with a par value $0.0001 per share. eFFECTOR’s board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2021.
In connection with the closing of the Business Combination on August 25, 2021, all Old eFFECTOR convertible preferred stock was converted into Common Stock of eFFECTOR at an Exchange Ratio of 0.09657. 28,453,228 total shares of Old eFFECTOR convertible preferred stock (as adjusted for the Exchange Ratio), composed of 11,563,819 shares of Old eFFECTOR Series A convertible preferred stock, 10,154,819 shares of Old eFFECTOR Series B convertible preferred stock, and 6,734,590 shares of Old eFFECTOR Series C convertible preferred stock, were converted into 28,453,228 shares of eFFECTOR Common Stock.
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020, as adjusted for the Exchange Ratio, is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

Dividends
Each holder of
Old eFFECTOR’s
Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock (collectively, the “Old eFFECTOR Preferred Stock”) was entitled to receive non-
cumulative dividends, when and if declared by
Old
 eFFECTOR’s Board of Directors, at a rate of $0.3243052 per annum for each share of Series A Convertible Preferred Stock, $0.4046443 per annum for each share of Series B Convertible Preferred Stock and $0.4258018 per annum for each share of Series C Convertible Preferred Stock, prior to and in preference to the payment of a dividend on Old eFFECTOR’s common stock (“Old eFFECTOR Common Stock”). No dividends have been declared to date.
Liquidation Preferences
In the event of any liquidation, dissolution or winding up of
O
ld eFFECTOR, the holders of
O
ld eFFECTOR Preferred Stock were entitled to receive, prior and in preference to any distribution of any of the assets of
O
ld eFFECTOR to the holders of
O
ld eFFECTOR Common Stock, an amount per share equal to the original issue price plus declared but unpaid dividends.
Conversion
Each share of Old eFFECTOR Preferred Stock was convertible at the option of the holder, at any time, into the number of shares of Old eFFECTOR Common Stock determined by dividing the applicable purchase price by the applicable conversion price at the time of conversion. Each share of Old eFFECTOR Preferred Stock was automatically convertible into Old eFFECTOR Common Stock immediately upon (i) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act, covering the offer and sale of common stock for the account of Old eFFECTOR in which the valuation of Old eFFECTOR immediately prior to such firmly underwritten public offering was at least
$250,000,000,
the gross cash proceeds to Old eFFECTOR (before underwriting discounts, commissions and fees) was at least
$60,000,000
and Old eFFECTOR’s shares had been listed for trading on the New York Stock Exchange or Nasdaq or (ii) the affirmative vote of more than 70%
of the holders of the then- outstanding Old eFFECTOR Preferred Stock, voting together as a single class. In connection with the closing of the Business Combination on August 25, 2021, all Old eFFECTOR Preferred Stock was converted into Common Stock of eFFECTOR at an Exchange Ratio of 0.09657.
Voting
The holders of the Old eFFECTOR Preferred Stock were entitled to one vote for each share of Old eFFECTOR Common Stock into which such shares of Old eFFECTOR Preferred Stock could then be converted; and with respect to such vote, such holders had full voting rights and powers equal to the voting rights and powers of the holders of the Old eFFECTOR Common Stock.

Redemption
The Old eFFECTOR Preferred Stock was not redeemable at the option of the holder or at the option of Old eFFECTOR.
Old eFFECTOR’s convertible preferred stock was classified as temporary equity on the December 31, 2020 consolidated balance sheet instead of in stockholders’ equity (deficit) in accordance with authoritative guidance for the classification and measurement of redeemable securities. Upon certain change in control events that were outside of Old eFFECTOR’s control, including liquidation, sale or transfer of control of Old eFFECTOR, holders of the Old eFFECTOR Preferred Stock could cause its redemption. Old eFFECTOR determined not to adjust the carrying values of the Old eFFECTOR Preferred Stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Common Stock
During the year ended December 31, 2021, the Company issued 93,542 of shares of common stock in connection with the exercise of stock options, for net proceeds of $0.1 million.
During the year ended December 31, 2020, the Company issued 111,354 of shares of common stock in connection with the exercise of stock options, for net proceeds of $0.1 million.
2013 Equity Incentive Plan
Prior to the Business Combination, Old eFFECTOR maintained its 2013 Equity Incentive Plan (the “2013 Plan”), under which Old eFFECTOR granted incentive stock options, restricted stock awards, and other stock-based
awards to employees, directors, and
non-employee
consultants. Upon the closing, the Company ceased granting awards under the 2013 Plan and, as described below, all awards under the 2013 Plan were converted into awards under the 2021 Plan with the same terms and conditions. As of August 25, 2021, prior to the Business Combination transaction, 3,920,657 Old eFFECTOR options remained outstanding under the 2013 Plan, as adjusted for the application of the Exchange Ratio.
Conversion of Awards
In connection with the Business Combination, each option of Old eFFECTOR that was outstanding and unexercised immediately prior to the close date (whether vested or unvested) was converted into an option to acquire an adjusted number of shares of eFFECTOR common stock at an adjusted exercise price per share (the “Substitute Options”), based on the Exchange Ratio of approximately 0.09657, and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former option. Each Substitute Option will be exercisable for a number of whole shares of Common Stock equal to the product of the number of shares of Old eFFECTOR common stock underlying such Old eFFECTOR option multiplied by the Exchange Ratio, and the per share exercise price of such Substitute Option will be equal to the quotient determined by dividing the exercise price per share of Old eFFECTOR common stock by the Exchange Ratio. In connection with the closing, 40,599,270 options to purchase shares of Old eFFECTOR common stock were exchanged for options to purchase an aggregate of 3,920,657 shares of Common Stock, with an as-adjusted
weighted-average exercise price of $1.56 per share.
2021 Equity Incentive Plan and ESPP
In connection with the consummation of the Business Combination on August 25, 2021, the Board of Directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”). As of December 31, 2021, 6,508,048 shares of Common Stock are authorized for issuance pursuant to awards under the 2021 Plan, inclusive of any shares of Common Stock subject to stock options, restricted stock awards or other awards that were assumed in the Business Combination. As of December 31, 2021, 344,486 options to purchase
common shares have been awarded and 6,201,340 shares remain available for issuance under the 2021 Plan. The 2021 Plan permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards to employees, directors, and non-employee
consultants.
At a special meeting of stockholders held on August 24, 2021, stockholders considered and approved the eFFECTOR Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides for six-month
offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. An aggregate of 880,000 shares were initially reserved and available for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 1.0% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by our board of directors; provided that the total number of shares of common stock that become available for issuance under the ESPP will never exceed 15,000,000. If our capital structure changes because of a stock dividend, stock split or similar event, the number of shares that can be issued under the ESPP will be appropriately adjusted. No shares were issued under the ESPP as of December 31, 2021.

Stock Options
In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “2013 Plan”), which was amended in February 2016. The

2013
Plan provides for the grant of incentive stock options,
non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of December 31, 2021 and December 31, 2020, the number of shares reserved under the
2013
Plan was 3,886,613 and 4,594,060, respectively.
In August 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The
20
21
Plan provides for the grant of incentive stock options,
non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of December 31, 2021 and December 31, 2020, the number of shares reserved under the 2021 Plan was 6,508,048 and zero, respectively.
There were zero and 132,974 shares available for grant under the 2013 Plan as of December 31, 2021 and December 31, 2020, respectively. In connection with the completion of the Business Combination and the adoption of the 2021 Plan, no further awards will be granted under the 2013 Plan. Options granted under the 2021 Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options, ten years from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the estimated fair value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years. Most option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years.
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806
Granted	484,512	10.81	9.7
Exercised	(98,936)	1.09	4.4
Cancelled	(79,293)	6.13	8.3

Outstanding at December 31, 2021	4,193,321	$2.41	6.0	$26,115

Vested and exercisable at December 31, 2021	3,076,726	$1.43	5.0	$21,191

For the years ended December 31, 2021 and 2020, the total fair value of vested options was $1.1 million and $0.4 million, respectively. The intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $0.7 million and $0.2 million, respectively.
The weighted-average grant date fair value of employee option grants during the years ended December 31, 2021 and 2020 was $
4.75
per share and $1.48 per share, respectively. The weighted-average grant date fair value of non-employee
option grants during the years ended December 31, 2021 and 2020 was $8.71 per share and $0.98 per share, respectively.
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense specifically related to stock options of $1.0 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.7% - 1.3%	0.3% - 1.0%
Expected volatility	81% - 90%	87% - 93%
Expected term (in years)	5.5 - 6.1	5.3 - 6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the SEC. The simplified method calculates the expected term as the weighted average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period in which they occur.
As of December 31, 2021, the unrecognized compensation cost related to outstanding employee options was $3.2 million and is expected to be recognized as expense over a weighted average period of approximately 2.4 years. Unrecognized compensation cost related to outstanding nonemployee options was $0.7 million as of December 31, 2021, and is expected to be recognized as expense over approximately 1.7 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Convertible preferred stock	—	28,453,228
Stock options issued and outstanding	4,193,321	3,887,038
Preferred stock warrants issued and outstanding	—	70,455
Public warrants issued and outstanding	5,833,333	—
Private placement warrants issued and outstanding	181,667	—
Earn-Out shares	5,000,000	—
Unvested sponsor shares	300,000	—
Authorized for future stock awards or option grants	6,201,340	132,974

Total	21,709,661	32,543,695